Organization, Nature of Business, and Basis of Presentation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	8 Months Ended	9 Months Ended
	Jun. 25, 2021	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Jun. 11, 2021	Dec. 31, 2020
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Proceeds from issuance initial public offering		$ 0	$ 0	$ 320,559
Common stock, shares authorized				1,000,000,000	1,000,000,000	1,000,000,000
Preferred stock, shares authorized				250,000,000	250,000,000
Preferred stock, par value				$ 0.001	$ 0.001
Fastball Holdco, L.P
Granted stock option	3,865,509
IPO [Member]
Stock issued during period shares new issues	29,325,000
Shares offering, price per share	$ 15.00
Proceeds from issuance initial public offering	$ 316,500
Underwriting discounts and commissions	$ 22,300
Offering expenses				$ 4,000
Unpaid offering cost				$ 200
Common Stock [Member]
Number of shares exchanged				130,000,000
Common Stock [Member] | IPO [Member]
Common stock, par value	$ 0.001
Shares offering, price per share	$ 15.00
Proceeds from issuance initial public offering	$ 316,500
Underwriting discounts and commissions	22,300
Offering expenses	$ 4,000
First Portion of Common Stock [Member] | IPO [Member]
Stock issued during period shares new issues	22,856,250
Option to purchase additional shares of common stock	2,981,250
Second Portion of Common Stock [Member] | IPO [Member]
Stock issued during period shares new issues	6,468,750
Option to purchase additional shares of common stock	843,750